Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021	Feb. 28, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (72.5)	$ (50.6)	$ (40.0)	$ (69.3)
Other comprehensive income (loss) before reclassifications	(22.1)	(11.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.2	0.7
Total other comprehensive income (loss), net	(21.9)	(10.6)	29.3
Income tax expense (benefit)	16.3	(2.4)	(0.2)
Interest Expense	28.4	25.7	27.1
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.2	0.7
Unrealized gain on investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(0.1)	0.3	0.3
Other comprehensive income (loss) before reclassifications	(0.4)	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.0	0.0
Total other comprehensive income (loss), net	(0.4)	0.0
Minimum pension liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	9.3	5.2	(6.6)
Other comprehensive income (loss) before reclassifications	4.9	12.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(0.8)	(0.2)
Total other comprehensive income (loss), net	4.1	11.8
Minimum pension liability [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(0.8)	(0.2)
Income tax expense (benefit)	0.3	0.1
Minimum pension liability [Member] | Actuarial Loss [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Income	(1.6)	(0.2)
Minimum pension liability [Member] | Prior Service Costs [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Income	0.5	(0.1)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(5.7)	(6.7)	(7.6)
Other comprehensive income (loss) before reclassifications	0.0	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1.0	0.9
Total other comprehensive income (loss), net	1.0	0.9
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1.0	0.9
Income tax expense (benefit)	(0.3)	(0.4)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Derivative [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest Expense	1.3	1.3
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(76.0)	(49.4)	$ (26.1)
Other comprehensive income (loss) before reclassifications	(26.6)	(23.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.0	0.0
Total other comprehensive income (loss), net	$ (26.6)	$ (23.3)